Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2025 Fund
December 31, 2022
AFF25-NPRT3-0323
1.811335.118
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.29% to 4.39% 1/5/23 to 3/30/23 (b) (Cost $3,661,574)	3,680,000	3,662,587

Domestic Equity Funds - 28.6%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	7,485,114	89,521,959
Fidelity Advisor Series Growth Opportunities Fund (c)	7,224,129	63,283,369
Fidelity Advisor Series Small Cap Fund (c)	3,415,645	36,137,528
Fidelity Series All-Sector Equity Fund (c)	3,721,112	32,485,307
Fidelity Series Commodity Strategy Fund (c)	168,979	17,800,234
Fidelity Series Large Cap Stock Fund (c)	7,940,245	131,252,254
Fidelity Series Large Cap Value Index Fund (c)	1,018,827	14,049,626
Fidelity Series Opportunistic Insights Fund (c)	5,427,471	77,667,103
Fidelity Series Small Cap Opportunities Fund (c)	3,770,182	43,998,022
Fidelity Series Stock Selector Large Cap Value Fund (c)	6,917,148	82,314,056
Fidelity Series Value Discovery Fund (c)	5,724,757	84,497,419
TOTAL DOMESTIC EQUITY FUNDS (Cost $588,245,698)		673,006,877

International Equity Funds - 27.7%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,401,802	44,665,667
Fidelity Series Emerging Markets Fund (c)	3,082,680	23,859,947
Fidelity Series Emerging Markets Opportunities Fund (c)	13,753,758	214,833,707
Fidelity Series International Growth Fund (c)	7,912,404	112,830,881
Fidelity Series International Small Cap Fund (c)	2,087,404	30,977,077
Fidelity Series International Value Fund (c)	11,234,364	112,680,668
Fidelity Series Overseas Fund (c)	10,384,209	112,772,513
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $585,196,694)		652,620,460

Bond Funds - 42.6%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	24,289,162	187,026,546
Fidelity Series Emerging Markets Debt Fund (c)	1,694,002	12,433,975
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	472,442	4,105,524
Fidelity Series Floating Rate High Income Fund (c)	252,715	2,218,841
Fidelity Series High Income Fund (c)	1,543,086	12,437,271
Fidelity Series International Credit Fund (c)	198,854	1,531,177
Fidelity Series International Developed Markets Bond Index Fund (c)	10,640,402	89,485,780
Fidelity Series Investment Grade Bond Fund (c)	58,070,271	571,992,171
Fidelity Series Long-Term Treasury Bond Index Fund (c)	19,757,993	115,781,837
Fidelity Series Real Estate Income Fund (c)	522,483	4,932,243
TOTAL BOND FUNDS (Cost $1,183,285,880)		1,001,945,365

Short-Term Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (d)	4,364,137	4,365,010
Fidelity Series Government Money Market Fund 4.35% (c)(e)	18,352,005	18,352,005
Fidelity Series Short-Term Credit Fund (c)	828	7,910
TOTAL SHORT-TERM FUNDS (Cost $22,724,892)		22,724,925

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,383,114,738)	2,353,960,214
NET OTHER ASSETS (LIABILITIES) - 0.0%	(171,259)
NET ASSETS - 100.0%	2,353,788,955

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	328	Mar 2023	36,833,375	(98,032)	(98,032)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	55	Mar 2023	5,936,133	(44,228)	(44,228)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	106	Mar 2023	14,237,125	30,620	30,620

TOTAL PURCHASED					(111,640)

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	99	Mar 2023	19,111,950	533,804	533,804
MSCI EAFE Index Future (United States)	128	Mar 2023	12,476,160	201,173	201,173
MSCI Emerging Markets Index Future (United States)	164	Mar 2023	7,867,080	73,820	73,820

TOTAL SOLD					808,797

TOTAL FUTURES CONTRACTS					697,157
The notional amount of futures purchased as a percentage of Net Assets is 2.5%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,662,587.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	1,995,442	30,744,754	28,375,186	48,916	-	-	4,365,010	0.0%
Total	1,995,442	30,744,754	28,375,186	48,916	-	-	4,365,010

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	105,537,469	22,300,277	14,286,305	4,614,665	(2,220,598)	(21,808,884)	89,521,959
Fidelity Advisor Series Growth Opportunities Fund	72,379,418	24,090,112	11,800,792	317,753	(3,648,494)	(17,736,875)	63,283,369
Fidelity Advisor Series Small Cap Fund	47,904,066	6,499,169	10,011,505	3,305,557	(1,121,375)	(7,132,827)	36,137,528
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	14,287,946	14,326,828	-	38,882	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	172,715,495	73,994,793	19,132,051	11,767,712	(1,970,144)	(38,581,547)	187,026,546
Fidelity Series All-Sector Equity Fund	45,266,926	2,978,828	7,513,826	1,749,560	(1,047,950)	(7,198,671)	32,485,307
Fidelity Series Canada Fund	60,809,411	4,082,365	11,129,000	1,421,746	384,863	(9,481,972)	44,665,667
Fidelity Series Commodity Strategy Fund	43,498,882	23,315,453	25,951,355	20,270,172	(5,548,021)	(17,514,725)	17,800,234
Fidelity Series Emerging Markets Debt Fund	14,633,679	1,085,512	1,661,542	558,302	(360,399)	(1,263,275)	12,433,975
Fidelity Series Emerging Markets Debt Local Currency Fund	4,909,436	129,738	731,621	-	(131,440)	(70,589)	4,105,524
Fidelity Series Emerging Markets Fund	29,885,734	3,428,099	4,601,137	607,185	(726,574)	(4,126,175)	23,859,947
Fidelity Series Emerging Markets Opportunities Fund	269,325,801	31,017,380	45,624,481	5,189,769	(7,905,822)	(31,979,171)	214,833,707
Fidelity Series Floating Rate High Income Fund	2,965,603	152,405	773,272	118,946	(88,790)	(37,105)	2,218,841
Fidelity Series Government Money Market Fund 4.35%	27,190,089	22,688,978	31,527,062	124,116	-	-	18,352,005
Fidelity Series High Income Fund	17,643,256	846,768	4,191,907	668,417	(538,748)	(1,322,098)	12,437,271
Fidelity Series Inflation-Protected Bond Index Fund	26,436,598	336,450	26,153,501	278,929	642,574	(1,262,121)	-
Fidelity Series International Credit Fund	1,740,549	86,951	-	86,951	-	(296,323)	1,531,177
Fidelity Series International Developed Markets Bond Index Fund	89,441,480	23,656,545	13,886,707	704,915	(1,453,906)	(8,271,632)	89,485,780
Fidelity Series International Growth Fund	139,667,496	15,745,560	23,316,700	3,883,084	(3,572,095)	(15,693,380)	112,830,881
Fidelity Series International Small Cap Fund	38,354,082	2,962,894	3,767,954	1,879,214	(941,654)	(5,630,291)	30,977,077
Fidelity Series International Value Fund	141,659,255	14,132,887	30,708,830	3,802,924	83,964	(12,486,608)	112,680,668
Fidelity Series Investment Grade Bond Fund	723,365,250	67,886,568	152,758,867	14,775,230	(16,280,201)	(50,220,579)	571,992,171
Fidelity Series Large Cap Stock Fund	166,066,924	20,766,099	34,597,056	9,006,103	4,728,099	(25,711,812)	131,252,254
Fidelity Series Large Cap Value Index Fund	17,961,399	1,075,709	3,213,121	512,078	730,321	(2,504,682)	14,049,626
Fidelity Series Long-Term Treasury Bond Index Fund	138,739,105	27,270,866	17,648,827	2,509,385	(2,669,214)	(29,910,093)	115,781,837
Fidelity Series Opportunistic Insights Fund	97,534,370	16,669,231	15,440,092	3,694,109	(3,365,697)	(17,730,709)	77,667,103
Fidelity Series Overseas Fund	140,956,251	13,857,054	22,273,400	2,045,012	(2,683,349)	(17,084,043)	112,772,513
Fidelity Series Real Estate Income Fund	10,606,190	704,652	4,907,153	618,941	1,043	(1,472,489)	4,932,243
Fidelity Series Short-Term Credit Fund	6,815,179	34,646	6,796,041	11,863	(176,019)	130,145	7,910
Fidelity Series Small Cap Opportunities Fund	59,144,723	3,434,081	10,326,723	2,341,438	(1,533,399)	(6,720,660)	43,998,022
Fidelity Series Stock Selector Large Cap Value Fund	105,994,860	11,409,381	23,306,734	5,842,701	1,827,119	(13,610,570)	82,314,056
Fidelity Series Value Discovery Fund	107,962,263	8,699,927	24,325,601	4,460,674	5,732,741	(13,571,911)	84,497,419
	2,927,111,239	459,627,324	616,689,991	107,167,451	(43,814,283)	(380,301,672)	2,345,932,617

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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